Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment
Land	$ 1,888	$ 2,010	$ 1,432
Building improvements	593,989	581,286	520,137
Machinery and equipment	379,912	360,199	246,584
Capitalized leases for machinery, equipment and buildings	22,445	35,129	76,244
Property, plant and equipment, gross	998,234	978,624	844,397
Accumulated depreciation and amortization	(353,533)	(313,067)	(235,528)
Property Plant and Equipment Net before Construction in Progress	644,701	665,557	608,869
Construction in Progress	15,632	18,303	78,807
Property, plant and equipment, net	$ 660,333	$ 683,860	$ 687,676